Deferred Income	9 Months Ended
Sep. 30, 2025
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at September 30, 2025 and December 31, 2024. The nature of the deferred income is described in Note 13 and 14.

	September 30,	December 31,
	2025	2024
	€1,000	€1,000
Payments from Eli Lilly and Company	17,367	21,501
Payments from Rett Syndrome Research Trust	27	441
Current deferred income	17,394	21,942

Payments from Eli Lilly and Company	24,125	29,429
Non-current deferred income	24,125	29,429

Total deferred income	41,519	51,371

c